Balance Sheets (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Current Assets
Cash	$ 51,734	$ 210,099	$ 27
Total Current Assets	51,734	210,099	27
Intangible Asset, net	33,334	83,334	0
Property and Equipment, net	1,502	1,767	0
TOTAL ASSETS	86,570	295,200	27
Current Liabilities
Accounts payable and accrued liabilities	7,343	12,372	27,222
Due to related party	600	4,921	650
Total Current Liabilities	7,943	17,293	27,872
TOTAL LIABILITIES	7,943	17,293	27,872
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value $0.001, 25,000,000 shares authorized, none issued and outstanding	0	0	0
Common Stock, par value $0.001, 850,000,000 shares authorized, 29,768,750 shares issued and outstanding	29,769	29,769	29,219
Additional paid-in capital	1,159,609	1,159,609	47,670
Accumulated deficit	(1,110,751)	(911,471)	(104,734)
Total Stockholders' Equity (Deficit)	78,627	277,907	(27,845)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 86,570	$ 295,200	$ 27